PREPAYMENTS AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
PREPAYMENTS AND OTHER CURRENT ASSETS
Schedule of prepayments and other current assets

	As of December 31,
	2021	2022
	RMB	RMB
Deductible input VAT and VAT rebates receivable	15,509,025	104,391,993
Advances to suppliers	35,620,903	54,722,157
Deferred charge	2,300,871	14,359,452
Income tax receivable	—	13,349,602
Receivable from online platforms	591,388	11,555,500
Interest receivable	995,789	1,916,240
Others*	1,043,286	5,400,773

Prepayments and other current assets	56,061,263	205,695,717
*	Others mainly include deposits receivable.